Related Party Balances and Transactions (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Revenues	$ 21,542	$ 16,957
Expenses:
Cost of revenues	5,767	4,665
Operating expenses:
Research and development, net	7,496	5,227
Sales and marketing, net	6,324	5,886
General and administrative	1,990	2,158
Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	7,958	8,630
Expenses:
Cost of revenues	58	93
Operating expenses:
Research and development, net	241	183
Sales and marketing, net	131	95
General and administrative	127	109
Capital expenses	$ 40	$ 9